INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities

The components of the Company’s deferred tax assets and liabilities as of December 31, 2019 and 2020 were as follows:

	As of December 31,
	2019	2020
	(U.S. $ in thousands)
Deferred tax assets:
Tax loss carryforwards	$9,409	$17,543
Research and development	6,141	7,132
Deferred revenue	2,238	1,480
Employee and payroll accrued expenses	891	1,335
Share-based compensation	-	389
Operating lease liability	1,013	4,947
Issuance expense	-	982
Other	72	89
Total deferred tax assets	19,764	33,897
Deferred tax liabilities:
Property and equipment, net	(250)	(289)
Deferred costs	(1,481)	(1,629)
Operating lease right-of-use asset	(984)	(4,212)
Total deferred tax liabilities	(2,715)	(6,130)

Total deferred tax assets, net	$17,049	$27,767

Less valuation allowance for deferred tax assets	(15,390)	(26,421)

Deferred tax assets	$1,659	$1,346

Schedule of Valuation Allowance Activity on Deferred Tax Asset

A summary of the Company’s valuation allowance activity on deferred tax assets was as follows:

	December 31,
	2018	2019	2020
	(U.S. $ in thousands)
Beginning balance	$9,511	$8,762	$15,390
Additions charged to income tax expense	-	6,628	11,031
Reductions credited to income tax expense	(749)	-	-
Ending balance	$8,762	$15,390	$26,421

Schedule of Loss (Income) Before Taxes on Income

Loss (Income) before taxes on income for the years ended December 31, 2018, 2019 and 2020 were as follows:

	December 31,
	2018	2019	2020
	(U.S. $ in thousands)
Israeli	4,879	$29,560	$36,347
Non-Israeli	(1,900)	(2,452)	(2,536)
	2,979	$27,108	$33,811

Schedule of Taxes on Income

The components of taxes on income for the years ended December 31, 2018, 2019 and 2020 were as follows:

	December 31,
	2018	2019	2020
	(U.S. $ in thousands)
Current
Israeli	105	$164	$336
Non-Israeli	1,328	1,817	946
	1,433	1,981	1,282
Deferred
Israeli	(1)	-	-
Non-Israeli	(149)	(970)	313
	(150)	(970)	313
Total taxes on income	1,283	$1,011	$1,595

Schedule of Reconciliation Theoretical Tax Benefit and Actual Taxes on Income

A reconciliation of the theoretical tax benefit and actual taxes on income for the years ended December 31, 2018, 2019 and 2020 is set forth below:

	December 31,
	2018	2019	2020
	(U.S. $ in thousands)
Loss before taxes on income	2,979	$27,108	$33,811
Statutory tax rate in Israel	23%	23%	23%
Theoretical tax benefit	685	6,235	7,777
Increase in income tax expense resulting from:
Effect of different tax rates applicable in foreign jurisdictions	(399)	(157)	(128)
Operating losses and other temporary differences for which valuation allowance was provided	(708)	(4,972)	(5,784)
Permanent differences	(756)	(2,162)	(3,017)
Uncertain tax position	(91)	(158)	(336)
Other	(14)	203	(107)
Actual taxes on income	(1,283)	$(1,011)	$(1,595)

Schedule of Reserve Provisions and Changes

Significant judgment is required in evaluating the Company’s tax positions and determining its provision for income taxes. During the ordinary course of business, there are transactions and calculations for which the ultimate tax determination is uncertain. The Company establishes reserves for tax-related uncertainties based on estimates of whether, and the extent to which, additional taxes will be due. These reserves are established when the Company believes that certain positions might be challenged despite its belief that its tax return positions are fully supportable. The Company adjusts these reserves in light of changing facts and circumstances, such as the outcome of a tax audit or changes in the tax law. The provision for income taxes includes the impact of reserve provisions and changes to reserves that are considered appropriate.

	Year ended December 31,
	2018	2019	2020
	(U.S. $ in thousands)
Balance at beginning of year	421	$512	$670
Additions for tax positions related to the current year	91	158	336
Balance at end of year	512	$670	$1,006